Business combination - Details of Business combination (Details) - Woori Investment Securities Co., Ltd ₩ in Millions	Aug. 01, 2024 KRW (₩)
Disclosure of detailed information about business combination [line items]
Revenue	₩ 439,640
Net income	₩ 434